Net Periodic Benefit Cost by Gold Feilds Group, Excluding South Deep (Detail) (Gold Fields Group (excluding South Deep), USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ (0.1)	$ 0.1	$ 0.9
Net periodic benefit cost	$ (0.1)	$ 0.1	$ 0.9